Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Selling, General and Administrative Expenses

Included within Selling, general and administrative expenses are (in thousands):

	2020	2021	2022
Demand generation expenses	$198,787	$291,821	$272,009
Technology expenses	115,227	131,408	120,024
Depreciation and amortization	217,223	251,198	332,775
Share-based payments	291,633	196,167	244,856
General and administrative	504,346	591,644	729,857
Other items	24,267	18,730	34,082
Selling, general and administrative expenses	$1,351,483	$1,480,968	$1,733,603

Schedule of Employees and Directors Expenses/(Credits)

Employees and directors expenses/(credits) are as follows (in thousands):

	2020	2021	2022
Wages and salaries	$307,527	$344,587	$379,006
Social security costs	42,972	56,277	66,375
Other pension costs	4,161	6,393	6,803
Share-based payments (equity-settled)	168,347	219,933	290,268
Share-based payments (cash-settled)	28,041	(9,265)	(10,071)
Share-based payments (employment related taxes)	95,245	(14,501)	(35,341)
Total employees and directors expenses	$646,293	$603,424	$697,040